Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 8,189	$ 7,366
Provision for credit losses	4,253	2,933
Write-offs, net of recoveries	(3,277)	(2,211)
Foreign exchange disposals and other adjustments	(24)	101
Allowance account for credit losses of financial assets, Balance at end of period	9,141	8,189
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	8,094	7,136
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,185	7,363
Provision for credit losses	4,253	2,933
Write-offs, net of recoveries	(3,277)	(2,211)
Foreign exchange disposals and other adjustments	(24)	100
Allowance account for credit losses of financial assets, Balance at end of period	9,137	8,185
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	3
Provision for credit losses	0	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	1
Allowance account for credit losses of financial assets, Balance at end of period	4	4
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1
Provision for credit losses	1	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	1
Allowance account for credit losses of financial assets, Balance at end of period	3	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	2
Provision for credit losses	(1)	0
Write-offs, net of recoveries	0	0
Foreign exchange disposals and other adjustments	0	0
Allowance account for credit losses of financial assets, Balance at end of period	1	2
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	8,094	7,136
At FVOCI [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,049	931
Allowance account for credit losses of financial assets, Balance at end of period	1,043	1,049
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	403	323
Provision for credit losses	(34)	85
Write-offs, net of recoveries	(7)	(7)
Foreign exchange disposals and other adjustments	3	2
Allowance account for credit losses of financial assets, Balance at end of period	365	403
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,895	1,704
Provision for credit losses	1,407	988
Write-offs, net of recoveries	(1,173)	(806)
Foreign exchange disposals and other adjustments	4	9
Allowance account for credit losses of financial assets, Balance at end of period	2,133	1,895
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,577	2,352
Provision for credit losses	1,676	1,327
Write-offs, net of recoveries	(1,561)	(1,137)
Foreign exchange disposals and other adjustments	7	35
Allowance account for credit losses of financial assets, Balance at end of period	2,699	2,577
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,310	2,984
Provision for credit losses	1,204	533
Write-offs, net of recoveries	(536)	(261)
Foreign exchange disposals and other adjustments	(38)	54
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,940	$ 3,310